Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.47%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.90%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.42%	August 15, 2019
Class B Notes	$47,360,000.00	1.72%	September 15, 2019
Class C Notes	$31,570,000.00	1.95%	February 15, 2020
Class D Notes	$31,570,000.00	2.35%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$510,984.05

Principal:
Principal Collections	$8,990,371.41
Prepayments in Full	$3,325,753.91
Liquidation Proceeds	$65,537.78
Recoveries	$105,246.49
Sub Total	$12,486,909.59
Collections	$12,997,893.64

Purchase Amounts:
Purchase Amounts Related to Principal	$209,299.51
Purchase Amounts Related to Interest	$1,080.35
Sub Total	$210,379.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,208,273.50

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,208,273.50
Servicing Fee	$121,378.35	$121,378.35	$0.00	$0.00	$13,086,895.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,086,895.15
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,086,895.15
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,086,895.15
Interest - Class A-4 Notes	$35,669.26	$35,669.26	$0.00	$0.00	$13,051,225.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,051,225.89
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$12,983,343.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,983,343.22
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$12,932,041.97
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,932,041.97
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$12,870,217.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,870,217.39
Regular Principal Payment	$12,153,538.92	$12,153,538.92	$0.00	$0.00	$716,678.47
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$716,678.47
Residual Released to Depositor	$0.00	$716,678.47	$0.00	$0.00	$0.00
Total		$13,208,273.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,153,538.92
Total					$12,153,538.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,153,538.92	$118.64	$35,669.26	$0.35	$12,189,208.18	$118.99
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$12,153,538.92	$7.55	$216,677.76	$0.13	$12,370,216.68	$7.68

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$30,143,037.64	0.2942507	$17,989,498.72	0.1756101
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$140,643,037.64	0.0873429	$128,489,498.72	0.0797952

Pool Information
Weighted Average APR	3.853%	3.867%
Weighted Average Remaining Term	20.49	19.83
Number of Receivables Outstanding	18,679	17,766
Pool Balance	$145,654,021.25	$132,988,788.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$140,643,037.64	$128,489,498.72
Pool Factor	0.0883728	0.0806884

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$4,499,289.51
Targeted Overcollateralization Amount	$4,499,289.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,499,289.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$74,270.41
(Recoveries)		122	$105,246.49
Net Loss for Current Collection Period			$(30,976.08)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2552%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.2695%
Second Prior Collection Period			0.7656%
Prior Collection Period			0.6810%
Current Collection Period			(0.2668)%
Four Month Average (Current and Prior Three Collection Periods)			0.6123%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,571	$12,579,463.31
(Cumulative Recoveries)			$2,512,661.49
Cumulative Net Loss for All Collections Periods			$10,066,801.8200
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6108%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,914.39
Average Net Loss for Receivables that have experienced a Realized Loss			$1,532.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.43%	312	$3,228,819.28
61-90 Days Delinquent	0.41%	49	$551,600.58
91-120 Days Delinquent	0.06%	5	$74,048.85
Over 120 Days Delinquent	0.53%	51	$702,162.43
Total Delinquent Receivables	3.43%	417	$4,556,631.14

Repossession Inventory:
Repossessed in the Current Collection Period		17	$204,479.69
Total Repossessed Inventory		24	$290,619.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4528%
Prior Collection Period			0.5032%
Current Collection Period			0.5910%
Three Month Average			0.5157%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer